UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: Deccember 31, 2010
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          February 14, 2011
------------------------------     ------------------       -----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ------------------------------

Form 13F Information Table Entry Total:                        24
                                                  ------------------------------

Form 13F Information Table Value Total:                     $287,870
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2010

---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------------
                                                               VALUE   SHRS OR   SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                                                              -------- --------  ---   ----  ---------- -------- -------------------
       NAME OF ISSUER           TITLE OF CLASS      CUSIP     (x$1000) PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE  SHARED NONE
----------------------------    --------------    ---------   -------- --------  ---   ----  ---------- -------- ------- ------ ----
ALEXANDRIA REAL ESTATE EQ IN    COM               015271109   14,814     202,218 SH           SOLE                   202,218
AMERICAN CAMPUS CMNTYS INC      COM               024835100   18,159     571,750 SH           SOLE                   571,750
ASSOCIATED ESTATES RLTY CORP    COM               045604105    7,957     520,395 SH           SOLE                   520,395
BOSTON PROPERTIES INC           COM               101121101    8,248      95,800 SH           SOLE                    95,800
CAMDEN PPTY TR                  SH BEN INT        133131102   13,428     248,760 SH           SOLE                   248,760
DEVELOPERS DIVERSIFIED RLTY     COM               251591103    9,144     649,000 SH           SOLE                   649,000
EMERITUS CORP                   COM               291005106   12,166     617,256 SH           SOLE                   617,256
EQUITY LIFESTYLE PPTYS INC      COM               29472R108   21,627     386,676 SH           SOLE                   386,676
EXTRA SPACE STORAGE INC         COM               30225T102    5,103     293,282 SH           SOLE                   293,282
FOREST CITY ENTERPRISES INC     CL A              345550107   22,861   1,369,732 SH           SOLE                 1,369,732
GAYLORD ENTMT CO NEW            COM               367905106    4,102     114,127 SH           SOLE                   114,127
HEALTH CARE REIT INC            COM               42217K106   11,291     237,008 SH           SOLE                   237,008
HERSHA HOSPITALITY TR           SH BEN INT A      427825104    6,725   1,018,900 SH           SOLE                 1,018,900
INVESCO MORTGAGE CAPITAL INC    COM               46131B100    3,243     148,500 SH           SOLE                   148,500
ISHARES TR                      DJ US REAL EST    464287739   37,493     670,000 SH    PUT    SOLE                   670,000
POST PPTYS INC                  COM               737464107    7,962     219,326 SH           SOLE                   219,326
PUBLIC STORAGE                  COM               74460D109    9,726      95,899 SH           SOLE                    95,899
RAMCO-GERSHENSON PPTYS TR       COM SH BEN INT    751452202   11,158     896,234 SH           SOLE                   896,234
RETAIL OPPORTUNITY INVTS COR    COM               76131N101   10,024   1,011,459 SH           SOLE                 1,011,459
SENIOR HSG PPTYS TR             SH BEN INT        81721M109    4,358     198,640 SH           SOLE                   198,640
SIMON PPTY GROUP INC NEW        COM               828806109   16,799     168,850 SH           SOLE                   168,850
SL GREEN RLTY CORP              COM               78440X101    6,397      94,750 SH           SOLE                    94,750
SUNSTONE HOTEL INVS INC NEW     COM               867892101    9,136     884,383 SH           SOLE                   884,383
VORNADO RLTY TR                 SH BEN INT        929042109   15,949     191,401 SH           SOLE                   191,401

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